Related-party transactions - Additional Information (Detail)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2022 £ / shares shares	Mar. 31, 2023 £ / shares	Mar. 31, 2023 USD ($) shares	Feb. 09, 2023 £ / shares shares	Feb. 09, 2023 $ / shares shares
Related Party Transaction [Line Items]
Loans and Leases Receivable				0.075		0.075
Common stock shares issued | shares						74,760,432		93,781,478	3,699,910	3,699,910
Common stock par or stated value per share | £ / shares						£ 0.0025	£ 0.0025		£ 0.90
Gross Cash Proceeds	$ 20,300,000
Ordinary Shares
Related Party Transaction [Line Items]
Common stock shares issued | shares									3,699,910	3,699,910
Common stock par or stated value per share | £ / shares									£ 0.90
American Depository Shares
Related Party Transaction [Line Items]
Common stock shares issued | shares									7,511,525	7,511,525
Common stock par or stated value per share | $ / shares										$ 2.17
Mount Sinai [Member]
Related Party Transaction [Line Items]
Amount due to related party								$ 2,500,000
ordinary shares subscribed | shares									1,382,489	1,382,489
Mount Sinai [Member] | American Depository Shares
Related Party Transaction [Line Items]
Common stock par or stated value per share | $ / shares										$ 2.17
Capital Unit, Class A [Member] | Mount Sinai [Member]
Related Party Transaction [Line Items]
Equity method investment shares | shares								750
Ekf Diagnostics [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 30,000.00	$ 100,000	$ 80,000.00	$ 200,000
Icahn School Of Medicine At Mount Shenai [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		1,000,000.0	200,000	1,400,000	2,900,000
Christopher Mills [Member] | Ordinary Shares
Related Party Transaction [Line Items]
ordinary shares subscribed | shares									346,375	346,375
Common stock par or stated value per share | $ / shares										$ 0.90
Kantaro Bio Sciences LLC Member
Related Party Transaction [Line Items]
Loan commitment to related party								$ 80,000.00
Equity method investment ownership percentage						25.00%		25.00%
Payment towards advances to related parties				250,000
Carrying value of investment written down				$ 0
Kantaro Bio Sciences LLC Member | Compounded Monthly [Member]
Related Party Transaction [Line Items]
Related party transaction interest rate				0.25%
Kantaro Bio Sciences LLC Member | Mount Sinai [Member]
Related Party Transaction [Line Items]
Loan commitment to related party								$ 300,000
Additional loan commitment to related party								$ 500,000
Equity method investment ownership percentage								75.00%
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Period of service agreement with related party				5 years
Due to affiliates								$ 0.0
Recognised amount for services performed under agreement		0.0	100,000	$ 20,000.00	100,000
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Due to affiliates								$ 2,000,000.0
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Capital Unit, Class A [Member]
Related Party Transaction [Line Items]
Equity method investment shares | shares								250
Kantaro Bio Sciences LLC Member | Advisory Agreement [Member] | Capital Unit, Class A [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Related Party Transaction [Line Items]
Equity method investments at fair value								$ 2,000,000.0
Kantaro Bio Sciences LLC Member | Commitment To Lend Additional Amount [Member]
Related Party Transaction [Line Items]
Additional loan commitment to related party								$ 170,000
Kantaro Bio Sciences LLC Member | Research and Development [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services		0.0	10,000.00	10,000.00	100,000
Kantaro Bio Sciences LLC Member | General and Administrative [Member] | Advisory Agreement [Member]
Related Party Transaction [Line Items]
Costs incurred related to the performance of the services		$ 0.0	$ 20,000.00	$ 10,000.00	$ 60,000.00